SIGNIFICANT AGREEMENTS AND CONTRACTS - Schedule of Contract Liability Activity (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Revenue From Collaborative Arrangement, Excluding Revenue From Contract With Customer, Liability [Roll Forward]
Opening balance	$ 430
Closing balance		$ 430
Current portion of contract liabilities	0	430	$ 750	$ 369	$ 699	$ 1,004	$ 3,254	$ 4,444	$ 4,514
Long-term portion of contract liabilities		0	$ 0	$ 0	$ 83		$ 98	$ 195	$ 337
Related Party
Revenue From Collaborative Arrangement, Excluding Revenue From Contract With Customer, Liability [Roll Forward]
Opening balance	430	1,004
Payments received in advance		292
Revenue from performance obligations satisfied during reporting period		(866)
Closing balance		430
Related Party | Janssen Pharmaceuticals, Inc. | Collaborative Arrangement
Revenue From Collaborative Arrangement, Excluding Revenue From Contract With Customer, Liability [Roll Forward]
Opening balance	430
Revenue from performance obligations satisfied during reporting period	(370)
Gain on settlement of unsatisfied performance obligations	(60)
Closing balance	$ 0	$ 430